Prepayments, Deposits and Other Current Assets - Schedule of Prepaid Marketing Fee (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Schedule of Prepaid Marketing Fee [Abstract]
Beginning balance		$ 4,532,188	[1]	$ 4,220,986
Marketing fees paid		2,936,324		8,505,383
Amortization of marketing fees		(5,984,507)		(8,252,747)
Foreign exchange difference		(17,238)		58,566
Ending balance	[1]	$ 1,466,767		$ 4,532,188

[1]	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows: